Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Available for sale debt securities, fair value	$ 214,512	$ 235,054
Mortgage servicing rights, fair value	2,584	2,847
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available for sale debt securities, fair value	0	0
Mortgage servicing rights, fair value	0	0
Other Observable Inputs (Level 2)
Assets:
Available for sale debt securities, fair value	214,512	235,054
Mortgage servicing rights, fair value	0	0
Significant Unobservable Inputs (Level 3)
Assets:
Available for sale debt securities, fair value	0	0
Mortgage servicing rights, fair value	2,584	2,847
Assets, Total	0
Recurring
Assets:
Assets, Total	217,096	237,901
Recurring | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	13,364
Recurring | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	32,459	73,497
Recurring | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	42,032	32,706
Recurring | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	126,657	128,851
Recurring | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	2,584	2,847
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Assets, Total	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	0	0
Recurring | Other Observable Inputs (Level 2)
Assets:
Assets, Total	214,512	235,054
Recurring | Other Observable Inputs (Level 2) | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	13,364
Recurring | Other Observable Inputs (Level 2) | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	32,459	73,497
Recurring | Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	42,032	32,706
Recurring | Other Observable Inputs (Level 2) | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	126,657	128,851
Recurring | Other Observable Inputs (Level 2) | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Assets, Total	2,584	2,847
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	0
Recurring | Significant Unobservable Inputs (Level 3) | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	$ 2,584	$ 2,847